Statement of Deficiency in Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 57,927		$ 20	$ 3,000	$ 29,813,351	$ (32,412,644)	$ (2,538,346)
Balance, shares at Dec. 31, 2022	579,271,135		197,000	30,000,000
Warrant exercises for cash	$ 2,142				104,936		107,078
Warrant exercises for cash, shares	21,415,438
Warrant exercises for subscription receivable	$ 12				613		625
Warrant exercises for subscription receivable, shares	125,000
Shares issued for liability to issue stock	$ 30				10,170		10,200
Shares issued for liability to issue stock, shares	300,000
Shares issued as inducement	$ 3,500				339,500		343,000
Shares issued as inducement to renew employment agreement, shares	35,000,000
Shares issued as inducement to resign	$ 1,750				169,750		171,500
Shares issued for inducement to resign as directors, shares	17,500,000
Shares issued to settle accrued comp	$ 20,000				2,060,000		2,080,000
Shares issued to settle accrued compensation, shares	200,000,000
Options issued for services					89,881		89,881
Common stock issued for convert of Pfd Series C	$ 4,965			$ (600)	(4,365)
Common stock issued for conversion of Preferred stock Series C, shares	49,651,812			(6,000,000)
Common stock and warrants issued for cash			$ 44		435,206		$ 435,250
Common stock and warrants issued for cash, shares			435,250				52,500,000
Series B Pfd issued for subscriptions receivable			$ 11		114,989		$ 115,000
Series B Preferred stock issued for subscriptions receivable, shares			115,000
Deemed dividend					1,860,440	(1,860,440)
Net loss						(3,956,813)	(3,956,813)
Balance at Dec. 31, 2023	$ 90,326		$ 75	$ 2,400	34,994,471	(38,229,897)	(3,142,625)
Balance, shares at Dec. 31, 2023	903,263,385		747,250	24,000,000
Options issued for services					134,750		134,750
Net loss						(1,106,734)	(1,106,734)
Warrants issued in connection with debt					142,857		142,857
Series B preferred issued for cash			$ 25		252,725		252,750
Series B preferred issued for cash, shares			252,750
Balance at Mar. 31, 2024	$ 90,326		$ 100	$ 2,400	35,524,803	(39,336,631)	(3,719,002)
Balance, shares at Mar. 31, 2024	903,263,385		1,000,000	24,000,000
Balance at Dec. 31, 2023	$ 90,326		$ 75	$ 2,400	34,994,471	(38,229,897)	(3,142,625)
Balance, shares at Dec. 31, 2023	903,263,385		747,250	24,000,000
Options issued for services					449,169		449,169
Common stock and warrants issued for cash			$ 25		252,725		$ 252,750
Common stock and warrants issued for cash, shares			252,750				52,500,000
Deemed dividend					91,200	(91,200)
Net loss						(3,435,829)	(3,435,829)
Warrants issued in connection with debt					142,857		142,857
Common stock issued for services	$ 1,600				211,200		212,800
Common stock issued for services, shares	16,000,000
Series B preferred issued for cash		$ 65			647,435		647,500
Series B preferred issued for cash, shares		647,500
Balance at Dec. 31, 2024	$ 91,926	$ 65	$ 100	$ 2,400	36,789,057	(41,756,926)	(4,873,378)
Balance, shares at Dec. 31, 2024	919,263,385	647,500	1,000,000	24,000,000
Common stock and warrants issued for cash	$ 9,183				266,317		275,500
Common stock and warrants issued for cash, shares	91,833,330
Deemed dividend					525,500	(525,500)
Net loss						(510,365)	(510,365)
Series B preferred issued for cash		$ 11			108,489		108,500
Series B preferred issued for cash, shares		108,500
Balance at Mar. 31, 2025	$ 101,109	$ 76	$ 100	$ 2,400	$ 37,689,363	$ (42,792,791)	$ (4,999,743)
Balance, shares at Mar. 31, 2025	1,011,096,715	756,000	1,000,000	24,000,000